Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in the carrying amount of goodwill
Balance	$ 1,197,044
Balance	1,196,024	$ 1,197,044
Impairment related to goodwill	0	0	$ 0
Healthcare
Changes in the carrying amount of goodwill
Balance	1,147,771	1,147,396
Purchase price adjustments		979
Foreign currency translation and other		(604)
Balance	1,147,771	1,147,771	1,147,396
Global Retail and Other
Changes in the carrying amount of goodwill
Balance	49,273	49,957
Foreign currency translation and other	(1,020)	(684)
Balance	$ 48,253	$ 49,273	$ 49,957